Related Parties - Notes Debt Balances and Associated Finance Cost from Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Convertible notes from related parties
Related Party Transaction [Line Items]
Interest expense on amounts owed to related parties	$ 0	$ 44